Related Party Balances and Transactions (Details) - Schedule of Contract Liability - Related Parties - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Xiamen Pupu Investment [Member]
Schedule of Contract Liability - Related Parties [Line Items]
Contract liability - related parties	$ 2,906,209
Related Party [Member]
Schedule of Contract Liability - Related Parties [Line Items]
Contract liability - related parties	$ 2,906,209